Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Centre Funds
Prospectus Date	rr_ProspectusDate	Jan. 17, 2014
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2014